UNITED STATES SECURITIES AND EXCHANGE COMMISSION
              Washington D.C.  20549


                     Form 13F

                Form 13F Cover Page

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 14, 2008 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH WE ARE NO LONGER SEEKING CONFIDENTIAL TREATMENT.


Report for the Quarter Ended September 30, 2008

Check here if Amendment [X]
This Amendment No. 1    [ ] is a restatement
                        [X] adds new holdings

Institutional Investment Manager Filing this Report:


Bank of America Corporation
100 North Tryon Street
Charlotte, NC  28255

Form 13F File Number:  028-00158

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

charles F. Bowman
Senior Vice President
980-388-8434

Signature, Place, and Date of Signing:




/s/Charles F. Bowman
Charlotte, NC
February 4, 2009



Report Type:

[ ] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[X] 13F COMBINATION REPORT



List of Other Managers Reporting for this Manager:


Form 13F File Number    Name

801-41391               Columbia Wanger Asset Management, LP
028-10483               Banc of America Investment Advisors, Inc.

                 13F SUMMARY PAGE




Report Summary:


Number of Other Included Managers: 1


Form 13F Information Table Entry Total: 1
Form 13F Information Table Value Total: 35,824,000



List of Other Included Managers:

08.     028-10265       Banc of America Securities LLC

                                                        VALUE    SHARES/   SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         ISSUE CLASS    CUSIP   (X1000)   PRN AMT   PRN CALL DSCRETN  MANAGERS      SOLE     SHARED     NONE
------------------------------ ------------ --------- --------  --------- --- ---- ------- ------------ --------- --------- ------
GHL ACQUISITION CORP       UNIT 99/99/9999 36172H207 35824 3655500  SH   DEFINED 08           3655500    0        0

 /TEXT>
 /DOCUMENT>
 /SUBMISSION>